DERIVATIVE FINANCIAL INSTRUMENTS - Balance sheet location (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
DERIVATIVE FINANCIAL INSTRUMENTS
Interest rate swap contracts			¥ 10,408
Interest rate swap contracts
DERIVATIVE FINANCIAL INSTRUMENTS
Derivative, Notional Amount | $		$ 115,900		$ 118,500
Interest rate swap contracts | Not designated as hedging instrument | Accrued expenses and other payables
DERIVATIVE FINANCIAL INSTRUMENTS
Interest rate swap contracts	¥ 17,182		351
Interest rate swap contracts | Not designated as hedging instrument | Other long-term liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Interest rate swap contracts			¥ 10,408